Pension plan and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of asset policy and medical plan

	2023	2022

PAMEC/asset policy and medical plan	5,019	5,825

Schedule of liabilities and assets related to retirement and health care plans

	Plans						Total
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan	2023	2022

Reconciliation of assets and liabilities	(i)	(i)	(i)

Present value of the actuarial obligations	37,738	9,131	109	1,007	11,825	3,116	62,926	60,440
Fair value of plan assets	(54,544)	(14,583)	(287)	-	(10,929)	-	(80,343)	(80,371)
Excess present value of obligations over fair value of assets	(16,806)	(5,452)	(178)	1,007	896	3,116	(17,417)	(19,931)
Amount recognized in other comprehensive income	8,170	3,673	33	-	-	-	11,876	15,896
Net actuarial liabilities/(assets)	(8,636)	(1,779)	(145)	1,007	896	3,116	(5,541)	(4,035)

(i)	No asset was recognized by the sponsors, due to the impossibility of reimbursing this surplus, and the fact that the sponsor’s contributions will not be reduced in the future.

Schedule of changes in net actuarial liabilities (assets)

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Actuarial liabilities (assets) on 12/31/2022	(7,983)	(1,674)	(203)	776	1,839	3,210
Expense (revenue) recognized in income (loss)	(802)	(169)	(17)	75	186	420
Sponsor’s contributions	1,550	-	80	(60)	-	(53)
Recognized actuarial (gains) or losses	(1,401)	64	(5)	216	(1,129)	(461)
Unrecognized actuarial (gains) or losses	-	-	-	-	-	-
Net actuarial liabilities (assets) on 12/31/2023	(8,636)	(1,779)	(145)	1,007	896	3,116

Schedule of reconciliation of present value of obligations

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Value of obligations on 12/31/2022	35,189	8,624	105	776	12,536	3,210
Current service cost	7	-	-	-	-	97
Interest on actuarial liability	3,389	827	10	75	923	323
Benefits paid in the year	(3,276)	(887)	(9)	(60)	(739)	(53)
Contributions paid by participants	-	-	-	-	-	-
(Gains)/losses in obligations	2,429	567	3	216	(895)	(461)

Value of obligations on 12/31/2023	37,738	9,131	109	1,007	11,825	3,116

Schedule of reconciliation of fair value of assets

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Fair value of assets on 12/31/2022	54,337	14,977	360	-	10,697	-
Benefits paid in the year	(3,276)	(887)	(9)	(60)	(739)	-
Effective return on assets for the year	5,326	1,470	32	-	737	-
Company’s contributions / (returns)	(1,550)	-	(80)	60	-	-
Actuarial gain (loss) on plan assets	(293)	(977)	(16)	-	234	-
Fair value of assets on 12/31/2023	54,544	14,583	287	-	10,929	-

Schedule of expenses planned

	Plans
	PBS	PBS Assisted	Administration agreement	PAMEC/ Asset Policy	AES Telecom	Medical plan

Current service cost (with interest)	-	-	-	-	-	120
Interest on actuarial obligations	3,382	809	10	91	1,089	294
Expected return on assets	(4,832)	(1,319)	(25)	-	(1,004)	-
Interest on the effect of the (asset)/liability limit	767	343	3	-	-	-

Total unrecognized net expense (revenue)	(683)	(167)	(12)	91	85	414

Schedule of actuarial assumptions

Nominal discount rate for the actuarial obligation:	PBS South: 9.37% / 5.67%; PBS Nordeste: 9.41% / 5.71%; CA: 9.38% / 5.68%; PBS-A: 9.35% / 5.65%; AES: 9.45% / 5.75%; PAMEC: 9.36% / 5.66%; FIBER: 9.47% / 5.77%
Salary growth rate - nominal:	PBS Nordeste: 3.50% / 0.00% PBS Sul, CA, PBS-A, AES, PAMEC and FIBER: Not applicable
Biometric general mortality table:	PBS, CA, PAMEC and FIBER: AT-2000 segregated per sex, decreased by 10%
Biometric table of new disability benefit vested:	PBS and FIBER: Álvaro Vindas; CA, PBS-A, AES and PAMEC: Not applicable
Expected turnover rate:	PBS: Null; CA, PBS-A, AES and PAMEC: Not applicable; FIBER: 0.15/(service time + 1), being null as of 50 years old
Probability of retirement:	PBS and FIBER: 100% at 1st eligibility; CA, PBS-A, AES and PAMEC: No Applicable
Estimated long-term inflation rate	PAMEC and FIBER: 6.60% / 3.00%
Determination method	Projected Unit Credit Method